Additional Information - Financial Statement Schedule I (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (266,555,392)	$ (37,820,093)	$ 311,452,980
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on repurchasing convertible senior notes	(5,091,424)	(2,341,290)
Loss on change in fair value of investment in securities		295,715	812,929
Share-based compensation	5,999,427	7,958,434	5,955,047
Amortization of convertible senior notes issuance costs		2,101,948	3,899,771
Changes in operating assets and liabilities:
Other noncurrent assets	(1,669,354)
Accrued expenses and other current liabilities	(44,652,036)	67,008,197	33,764,877
Net cash provided by (used in) operating activities	(178,198,886)	21,927,274	263,929,128
Investing activities:
Investment in subsidiaries, net of cash acquired	(6,893,519)	(3,910,984)	(155,888)
Net cash used in investing activities	(170,586,320)	(402,525,203)	(102,852,052)
Financing activities:
Proceeds from issuance of exercise of share options		156,048	1,088,976
Proceeds from issuance of ordinary shares, net of issuance costs			176,271,078
Payments for repurchase of convertible senior notes	(39,082,576)	(7,582,710)
Redemption of convertible senior notes		(320,000)
Net cash provided by financing activities	342,265,775	443,446,573	186,045,831
Net change in cash and cash equivalents	(9,503,981)	64,032,387	346,689,680
Cash and cash equivalents at the beginning of the year	816,779,973	752,747,586	406,057,906
Cash and cash equivalents at the end of the year	807,275,992	816,779,973	752,747,586
Entities with net asset distribution restrictions
Operating activities:
Net income (loss)	(266,555,392)	(37,820,093)	311,452,980
Adjustments to reconcile net income (loss) to net cash used in operating activities
Equity in (earnings) loss of subsidiaries	261,348,842	20,189,689	(331,756,996)
Gain on repurchasing convertible senior notes	(5,091,424)	(2,341,290)
Loss on change in fair value of investment in securities		295,715
Share-based compensation	5,999,427	7,958,434	5,955,047
Amortization of convertible senior notes issuance costs		2,101,948	3,899,771
Changes in operating assets and liabilities:
Other current assets	(6,605)	227,435	235,920
Other noncurrent assets		(80,317)
Accrued expenses and other current liabilities	(1,472,645)	3,383,014	(3,828,410)
Net cash provided by (used in) operating activities	(5,777,797)	(6,085,465)	(14,041,688)
Investing activities:
Investment in subsidiaries, net of cash acquired		(83,000,000)	(67,856,355)
Amounts due from group companies	7,395,837	40,752,493	(97,014,578)
Net cash used in investing activities	7,395,837	(42,247,507)	(164,870,933)
Financing activities:
Proceeds from issuance of exercise of share options		156,048	1,088,976
Proceeds from issuance of ordinary shares, net of issuance costs			176,271,078
Payments for repurchase of convertible senior notes	(39,082,576)	(7,582,710)
Redemption of convertible senior notes		(320,000)
Net cash provided by financing activities	(39,082,576)	(7,746,662)	177,360,054
Net change in cash and cash equivalents	(37,464,536)	(56,079,634)	(1,552,567)
Cash and cash equivalents at the beginning of the year	43,204,022	99,283,656	100,836,223
Cash and cash equivalents at the end of the year	$ 5,739,486	$ 43,204,022	$ 99,283,656